Stockholders' Equity and Regulatory Capital	12 Months Ended
Jun. 30, 2018
Stockholders' Equity and Regulatory Capital [Abstract]
STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL

NOTE J – STOCKHOLDERS’ EQUITY AND REGULATORY CAPITAL

Dividend Restrictions – Dividends from the Banks are the primary source of funds for the Company. Banking regulations limit the amount of dividends that may be paid to the Company by the Banks without prior approval of the Office of the Controller of the Currency (the “OCC.”) Under these regulations the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years. At June 30, 2018, the Banks could, without prior approval, declare no dividends.

Federal regulations require the Banks comply with the Qualified Thrift Lender (“QTL”) test, which requires that 65% of assets be maintained in housing-related finance and other specified assets. If the QTL test is not met, limits are placed on growth, branching, new investment, FHLB advances, and dividends or the institutions must convert to a commercial bank charter. Management believes that the QTL test has been met for both Banks.

Regulatory Capital Requirements - The Banks are subject to minimum regulatory capital standards promulgated by the OCC. Failure to meet minimum capital requirements can initiate certain mandatory -- and possibly additional discretionary -- actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Banks must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Prompt corrective action regulations provide five classifications: well-capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

Capital Standards – Effective January 1, 2015, the Company and the Banks became subject to the regulatory capital reforms in accordance with Basel III, which established higher minimum risk-based capital ratio requirements, a new common equity Tier 1 risk-based capital ratio and a new capital conservation buffer (“CCB.”) The regulations also included revisions to the definition of capital and changes in the risk-weighting of certain assets, in addition to redefining “well capitalized” as a 6.5% common equity Tier 1 risk-based capital ratio, an 8.0% Tier 1 risk-based capital ratio, a 10.0% total risk-based capital ratio and a 5.0% Tier 1 leverage ratio.

Additionally, the CCB, which is applicable to the above minimum risk-based capital requirements, was introduced. The CCB will eventually be 2.5% and is being phased in over a five year period. The current CCB is equal to 1.25% and increases 0.625% annually through 2019 to 2.5%. The Company and the Banks, in order to avoid limitations on capital distributions, including dividend payments, engaging in share repurchases and certain discretionary bonus payments to executive officers, must maintain the CCB at the appropriate level.

To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables, which do not include the CCB:

	As of June 30, 2018
					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,696	29.5%	$8,050	4.5%	N/A	N/A
First Federal of Hazard	18,221	43.6	1,883	4.5	$2,720	6.5%
First Federal of Kentucky	30,502	21.3	6,443	4.5	9,306	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,696	29.5	10,733	6.0	N/A	N/A
First Federal of Hazard	18,221	43.6	2,511	6.0	3,348	8.0
First Federal of Kentucky	30,502	21.3	8,590	6.0	11,454	8.0

Total capital ratio
Kentucky First Federal	54,272	30.3	14,311	8.0	N/A	N/A
First Federal of Hazard	18,745	44.8	3,348	8.0	4,184	10.0
First Federal of Kentucky	31,462	22.0	11,454	8.0	14,317	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,696	17.5	12,035	4.0	N/A	N/A
First Federal of Hazard	18,221	24.3	2,996	4.0	3,745	5.0
First Federal of Kentucky	30,502	13.5	9,046	4.0	11,308	5.0

	As of June 30, 2017
					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,638	30.0%	$7,893	4.5%	N/A	N/A
First Federal of Hazard	18,015	46.7	1,737	4.5	$2,509	6.5%
First Federal of Kentucky	30,126	25.1	6,144	4.5	8,874	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,638	30.0	10,524	6.0	N/A	N/A
First Federal of Hazard	18,015	46.7	2,316	6.0	3,087	8.0
First Federal of Kentucky	30,126	25.1	8,191	6.0	10,922	8.0

Total capital ratio
Kentucky First Federal	54,171	30.9	14,032	8.0	N/A	N/A
First Federal of Hazard	18,498	47.9	3,087	8.0	3,859	10.0
First Federal of Kentucky	31,059	22.8	10,922	8.0	13,652	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,638	18.4	11,427	4.0	N/A	N/A
First Federal of Hazard	18,015	26.6	2,707	4.0	3,383	5.0
First Federal of Kentucky	30,126	13.4	8,971	4.0	11,214	5.0

As of June 30, 2018 and 2017, management believes that First Federal of Hazard and First Federal of Kentucky met all capital adequacy requirements to which the Banks were subject. There are no conditions or subsequent events that have occurred that managements believes have changed the Banks’ categories.

Regulations of the Board of Governors of the Federal Reserve System governing mutual holding companies require First Federal MHC to meet certain criteria before the company may waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp. During each of the fiscal years ended June 30, 2018 and 2017, and pursuant to the provisions allowed by the Board of Governors of the Federal Reserve System, First Federal MHC waived $1.9 million in dividends.